SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Period-End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	1	1	1
Period-End Spot Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Exchange rate	7.1135	6.4580	6.8033
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	1	1	1
Average Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Exchange rate	6.5532	6.5095	7.0066